Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	Jun. 12, 2017
LGM Risk Managed Total Return Fund Institutional Class
Account Value [Line Items]
Account Value	$ 12,800	$ 11,175	$ 11,199	$ 10,938	$ 10,706	$ 11,264	$ 11,374	$ 10,000
S&P 500 Index [Member]
Account Value [Line Items]
Account Value	24,532	19,138	18,595	18,651	13,292	11,779	11,350	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Account Value	$ 9,659	$ 9,584	$ 10,034	$ 11,561	$ 11,067	$ 10,481	$ 10,166	$ 10,000